EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2010-3

Class A-1 0.35665% Asset Backed Notes

Class A-2 0.93% Asset Backed Notes

Class A-3 1.20% Asset Backed Notes

ClassB 2.05% Asset Backed Notes

Class C 3.06% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2010-3, as Issuer, Santander Consumer USA, Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and U.S. Bank, N.A., as Indenture Trustee, dated as of November 24, 2010. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

September 30,
Collection Period Beginning:	12/01/2011
Collection Period Ending:	12/31/2011
Prev. Distribution/Close Date:	12/15/2011
Distribution Date:	01/17/2012
Days of Interest for Period:	33
Days in Collection Period:	31
Months Seasoned:	14

	September 30,	September 30,	September 30,	September 30,
Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	102,545	10/31/2010	11/24/2010	1,142,876,696.25

Total	102,545			1,142,876,696.25

xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx
I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance								{1}	697,558,791.44

Monthly principal amounts
{2} Scheduled payments							{2}	14,516,813.33
{3} Prepayments received (partial and full)							{3}	6,863,767.89
{4} Repurchased Receivables							{4}	97,599.61
{5} Defaulted Receivables							{5}	7,615,170.78
{6} Cram Down Losses							{6}	32,751.48
{7} Other Receivables adjustments							{7}	—

{8} Total Principal distributable amount								{8}	29,126,103.09

{9} End of period aggregate Principal Balance								{9}	668,432,688.35

{10} Pool Factor ({9}/ Original Pool Balance)								{10}	0.584869

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2	Class A-3	Class B	Class C	Total
{11} Original Note Balance			{11}	334,700,000.00	209,200,000.00	96,100,000.00	94,300,000.00	165,700,000.00	900,000,000.00

{12} Beginning of period Note Balance			{12}	—	102,544,905.37	96,100,000.00	94,300,000.00	165,700,000.00	458,644,905.37
{13} First Allocation of Principal			{13}	—	—	—	—	—	—
{14} Second Allocation of Principal			{14}	—	—	—	—	—	—
{15} Third Allocation of Principle			{15}	—	—	—	—	—	—
{16} Regular Allocation of Principal			{16}	—	19,150,412.78	—	—	—	19,150,412.78
{17} Optional Purchase payment amount			{17}	—	—	—	—	—	—
{18} End of period Note Balance			{18}	—	83,394,492.59	96,100,000.00	94,300,000.00	165,700,000.00	439,494,492.59
{19} Note Pool Factor			{19}	—	0.398635	1.000000	1.000000	1.000000	0.488327
{20} Principle payment per $1,000			{20}	—	186.75	—	—	—	41.75

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{21} Scheduled principal payments received							{21}	14,516,813.33
{22} Partial and full prepayments received							{22}	6,863,787.89
{23} Liquidation Proceeds							{23}	3,557,057.82
{24} Repurchased Receivables (principal and interest)							{24}	125,514.18
{25} Interest collected on Receivables							{25}	9,298,124.02
{26} Other amounts received							{26}	380,393.85
{27} Reserve Account Excess Amount							{27}	—
{28} Reserve Account Draw Amount							{28}	—

{29} Total Available Funds								{29}	34,641,871.09

Distributions
{30} Indenture Trustee Fee							{30}	—
{31} Owner Trustee Fee							{31}	—

Servicing Fee

	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx
		Calculated Fee	Carryover Shortfall	Change from prior period	Total
{32}		1,743,896.98	—	—	1,743,896.98	{32}	1,743,896.98

00	00	00	00	00	00	00	00	00	00	00	00	00	00	00	00	00	00	00
Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{33}	Class A-1	—	0.35665%	33	Actual/360	—		{33}		—
{34}	Class A-2	102,544,905.37	0.93%	30	30/360	79,472.30		{34}		79,472.30
{35}	Class A-3	96,100,000.00	1.20%	30	30/360	96,100.00		{35}		96,100.00

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{36}	Class A-1	—	—	—				{36}		—
{37}	Class A-2	—	—	—				{37}		—
{38}	Class A-3	—	—	—				{38}		—

{39} First Allocation of Principal								{39}		—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{40}	Class B	94,300,000.00	2.05%	30	30/360	161,095.83		{40}		161,095.83

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{41}	Class B	—	—	—				{41}		—

{42} Second Allocation of Principal								{42}		—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{43}	Class C	165,700,000.00	3.06%	30	30/360	422,535.00		{43}		422,535.00

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{44}	Class C	—	—	—				{44}		—

00	00	00	00	00	00	00	00	00	00	00	00
{45} Third Allocation of Principal	{45}	—
{46} Reserve Account deposit	{46}	—
{47} Regular Allocation of Principal	{47}	19,150,412.78
{48} Other amounts due to Trustees	{48}	—
{49} Distribution to Residual Interestholder	{49}	13,088,158.20

{50} Total Distribution Amount	{50}	34,741,671.09

IV. RECONCILIATION OF RESERVE ACCOUNT

{51} Beginning of period Reserve Account balance	{51}	22,857,533.93
{52} Deposit to Reserve Account	{52}	—
{53} Release from Reserve Account	{53}	—

{54} End of period Reserve Account balance	{54}	22,857,533.93

{55} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)	{55}	22,857,533.93
{56} Change in Reserve Account balance from prior period	{56}	—

V. OVERCOLLATERALIZATION

Targeted Overcollateralization (greater of)
{57} (i) 34.25% of the Principal Balance of the Receivables at the end of the Collection Period and	{57}	228,938,195.76
{58} (ii) 3.40% of the Principal Balance of the Receivables as of the Cut-off Date	{58}	38,857,807.67

{59} Cumulative Net Loss Trigger	{59}	No
{60} Targeted Overcollateralization Amount in the event of a Cumulative Net Loss Trigger	{60}	295,781,464.59

{61} End of period Principal Balance of the Receivables	{61}	668,432,688.35
{62} End of period Note Balance	{62}	439,494,492.59
{63} Overcollateralization amount at the end of the Collection Period	{63}	228,938,195.76
{64} Overcollateralization % at the end of the Collection Period	{64}	34.25%

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VI. STATISTICAL DATA

Original	Previous	Current
{65} Principal Balance of the Receivables	{65}	1,142,876,696.25	697,558,791.44	668,432,688.35
{66} Weighted average coupon of the Receivables	{66}	17.00%	17.27%	17.27%
{67} Weighted average original term of the Receivables	{67}	68.84	68.98	68.99
{68} Weighted average remaining term of the Receivables	{68}	50.82	46.44	46.12
{69} Number of Receivables	{69}	102,545	67,079	63,934

VII. DELINQUENCY

Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{70} 31-60 days	{70}	7,173	67,083,664.63	10.04%
{71} 61-90 days	{71}	2,647	23,090,741.82	3.45%
{72} over 90 days	{72}	1,047	9,554,500.31	1.43%
{73} Total	{73}	10,867	99,728,906.76	14.92%

	September 30,	September 30,	September 30,	September 30,
VIII. REPOSSESSION INVENTORY
		Units	Dollars
{74} Beginning of period Repossessed Inventory	{74}	555	6,673,521.22
{75} Vehicles Repossessed in current period	{75}	655	7,109,548.45
{76} Repossessed vehicles sold in current period	{76}	481	5,772,492.19
{77} Repossessed vehicles reinstated in current period	{77}	174	1,425,610.66
{78} Repossessed vehicle adjustment in current period	{78}	—	(47.54)
{79} End of period Repossessed Inventory	{79}	555	6,585,014.36

IX. CUMULATIVE NET LOSS RATIO

{80} Receivables becoming Defaulted Receivables during period			{80}	7,615,170.78
{81} Cram Down Losses occurring during period			{81}	32,751.48
{82} Liquidation Proceeds collected during period			{82}	2,084,101.88
{83} Net losses during period			{83}	4,090,615.65

{84} Net losses since Cut-off Date (end of period)			{84}	41,343,104.55
{85} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{85}	3.62%

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA, Inc., as Servicer

By:	/s/ Mark McCastlain
Name: Mark McCastlain
Title: Vice President
Date: January 09, 2012